Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	May 26, 2011 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs				¥ 46,896					$ 6,821
Expected period over which unamortized compensation costs is to be recognized				2 years 4 months 20 days	2 years 4 months 20 days
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Exercised				¥ 27,712	$ 4,031
Granted | $ / shares					$ 1.00		$ 0.78
2014 Restricted Share Plan | Restricted shares with an option feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					$ 1.00
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Award scheme term		10 years
2013 Incentive Scheme | Restricted shares with an option feature
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised				10,569	$ 1,537
Granted | $ / shares					$ 1.03
Unrecognized compensation costs				¥ 37,926					$ 5,516
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years
Shares available to be granted in the future				1,111,898		5,226,718	5,226,718		1,111,898
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares					$ 0.96		$ 0.91
Unrecognized compensation costs				¥ 22,421					$ 3,261
Expected period over which unamortized compensation costs is to be recognized				2 years 2 months 12 days	2 years 2 months 12 days
Total fair value of vested shares				¥ 15,152	$ 2,204	¥ 21,149		¥ 120,343
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				475,357,217		415,250,897	415,250,897		475,357,217
Ordinary shares outstanding for exercised share awards				419,253,027		409,345,857	409,345,857		419,253,027
Common Class A [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				16,397,880		11,542,980	11,542,980		16,397,880
Ordinary shares outstanding for exercised share awards				16,397,880		11,542,980	11,542,980		16,397,880
Unrecognized compensation costs				¥ 99,353					$ 14,450
Expected period over which unamortized compensation costs is to be recognized				1 year 10 months 24 days	1 year 10 months 24 days
Common Class A [Member] | 2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued				16,929,740		15,114,190	15,114,190		16,929,740
Ordinary shares outstanding for exercised share awards				16,929,740		15,114,190	15,114,190		16,929,740
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year 11 months 8 days	1 year 11 months 8 days
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award			100,000,000